Derivative Instruments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate swap
Derivative Instruments
Interest payments	$ 50,000	$ 300,000
Noncurrent assets | Interest rate swap
Derivative Instruments
Fair value of interest rate swap liability			$ 2,778	$ 3,644
Forward contracts
Derivative Instruments
Notional values			0	0
Forward contracts | Accrued expenses and other current liabilities
Derivative Instruments
Fair value of the forward contracts			0	0
Revenues, net | Forward contracts
Derivative Instruments
Losses/(gains) on the forward contracts			$ 0	$ 240	$ (1,479)